Commitments	12 Months Ended
Dec. 31, 2022
Commitments and contingencies [abstract]
Commitments	COMMITMENTS
A.PMI CIM has entered into several contracts for the sale of crude oil on the international market to foreign companies. The terms and conditions of these contracts are specific to each client, and their durations may be indefinite (evergreen contracts) or they may contain a minimum obligatory period (long-term contracts).
B.PEMEX has entered into a nitrogen supply contract for the pressure maintenance program at the Cantarell complex. During 2007, an additional contract was entered into with the purpose of supplying nitrogen to the Ku-Maloob-Zap complex and extending the original contract until 2027. At December 31, 2022 and 2021, the value of the nitrogen to be supplied during the term of the contract was approximately U.S.$1,227,596 and U.S.$1,451,362, respectively. In the event of the annulment of the contract and depending on the circumstances, PEMEX has the right or the obligation to acquire the vendor’s nitrogen plant under the terms of the contract.
Estimated future payments under this contract for upcoming fiscal years are as follows:

Year	Payment
2023	U.S.$	263,930
2024	274,880
2025	276,192
2026	277,043
2027	135,551
Total	U.S.$	1,227,596
C.As of December 31, 2022, PEMEX had entered into FPWCs by means of which the contractor, manages and is responsible for financing performance of the work to be undertaken. Those FPWCs are grouped into the categories of development, infrastructure and/or maintenance.
As of December 31, 2022 and 2021, the estimated value of these commitments was as follows:

Maturity	2022		2021
Up to 1 year	Ps.	634,432	Ps.	488,438
1 to 3 years	90,426		294,662
Total	Ps.	724,858	Ps.	783,100
D.As of December 31, 2022 and 2021, the estimated value of the commitments that PEMEX has entered into with several contractors for the development of various infrastructure and services works was as follows:

Maturity	2022		2021
Up to 1 year	Ps.	61,463,967	Ps.	181,088,750
1 to 3 years	69,662,017		177,187,792
4 to 5 years	22,166,730		124,716,836
More than 5 years	3,132,471		22,643,024
Total	Ps.	156,425,186	Ps.	505,636,402